BORROWINGS - Narrative (Details) - USD ($)	May 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 1,325,000,000	$ 2,142,000,000
Non-recourse borrowings in subsidiaries of the partnership		1,352,000,000	1,616,000,000
Non-recourse borrowings in subsidiaries of the partnership		41,072,000,000	35,104,000,000
Gain on disposal of subsidiaries	$ 236,000,000
Property, plant and equipment	2,361,000,000	11,013,000,000	13,232,000,000
Accounts payable and other liabilities	2,008,000,000
Borrowings	950,000,000	$ 43,749,000,000	38,862,000,000
Current trade receivables	171,000,000
Other net assets	$ 237,000,000
Percentage of interest rate derivatives		7.30%
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 0	$ 0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		2,350,000,000
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		1,000,000,000
Brookfield Credit Agreements | At April 27, 2025
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 500,000,000
Secured Overnight Financing Rate (SOFR) | Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.50%
Base Rate or Prime Rate | Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.50%
Base Rate or Prime Rate | Brookfield Credit Agreements | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.45%
LIBOR or Bankers' Acceptance Rate | Brookfield Credit Agreements | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		3.45%